Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Payable
Schedule of accounts payable

Accounts payable consisted of the following as at December 31 (in thousands):

	2013	2012
Suppliers, repairers	$9,265	$8,995
Insurers, agents, brokers	1,192	1,373
Other creditors	2,667	3,614

Total	$13,124	$13,982